Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	PACIFIC GLOBAL FUND INC
Central Index Key	0000890206
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	May 01, 2018
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A
Prospectus:
Trading Symbol	PADIX
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS C
Prospectus:
Trading Symbol	PIECX
BALANCED FUND | BALANCED FUND CLASS A
Prospectus:
Trading Symbol	PAABX
BALANCED FUND | BALANCED FUND CLASS C
Prospectus:
Trading Symbol	PGBCX
LARGE CAP VALUE FUND | LARGE CAP VALUE FUND CLASS A
Prospectus:
Trading Symbol	PAGTX
LARGE CAP VALUE FUND | LARGE CAP VALUE FUND CLASS C
Prospectus:
Trading Symbol	PGCCX
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A
Prospectus:
Trading Symbol	PAMVX
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS C
Prospectus:
Trading Symbol	PMVCX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS A
Prospectus:
Trading Symbol	PASMX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS C
Prospectus:
Trading Symbol	PGSCX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS I
Prospectus:
Trading Symbol	PGISX